Fund Summary
Franklin Investors Securities Trust - FIST1-21 | Franklin Convertible Securities Fund
Investment Goal
To maximize total return, consistent with reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 103 in the Fund's Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Convertible Securities Fund} - Franklin Investors Securities Trust - FIST1-21 - Franklin Convertible Securities Fund	Class A		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Convertible Securities Fund} - Franklin Investors Securities Trust - FIST1-21 - Franklin Convertible Securities Fund		Class A	Class C	Class R6	Advisor Class
Management fees		0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees		0.25%	1.00%	none	none
Other expenses	[1]	0.13%	0.13%	0.04%	0.13%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses		0.85%	1.60%	0.51%	0.60%
Fee waiver and/or expense reimbursement	[3]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2],[3]	0.84%	1.59%	0.50%	0.59%
[1]	Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and for Class R6 shares, to reflect current fiscal year expenses. If the non-recurring prior period expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Convertible Securities Fund} - Franklin Investors Securities Trust - FIST1-21 - Franklin Convertible Securities Fund - USD ($)	Class A	Class C	Class R6	Advisor Class
1 year	$ 656	$ 262	$ 51	$ 60
3 years	830	504	163	191
5 years	1,018	870	284	334
10 years	$ 1,563	$ 1,900	$ 640	$ 749

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Convertible Securities Fund}	Franklin Investors Securities Trust - FIST1-21 Franklin Convertible Securities Fund Class C USD ($)
1 Year	$ 162
3 Years	504
5 Years	870
10 Years	$ 1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in convertible securities (and common stock received upon conversion of convertible securities). A convertible security is generally a debt security or preferred stock that may be converted within a specified period of time into common stock of the same or a different issuer. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

A convertible security shares features of both equity and debt securities. Like an equity security, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Like a debt security, a convertible security provides a fixed income stream and also tends to increase in value when interest rates fall and decrease in value when interest rates rise.

When choosing convertible securities for this Fund, the investment manager attempts to maintain a balance in the portfolio between the equity and debt characteristics of convertible securities with an emphasis on the equity features. The investment manager also considers the company’s long-term earnings, asset value and cash flow potential. Some of the convertible securities in which the Fund may invest have been structured to provide enhanced yield, increased equity exposure, or enhanced downside protection. These securities, generally referred to as enhanced convertible securities, typically provide a benefit to the issuer in exchange for the enhanced features, such as a conversion premium that is paid by the Fund. The Fund may invest in convertible securities of companies of any capitalization size, but generally seeks to make its portfolio representative of the entire convertible securities market.

Convertible securities generally fall within the lower-rated categories as determined by securities rating agencies. Therefore, the Fund may invest up to 100% of its assets in securities that are rated below investment grade; however, the Fund will not invest more than 10% of its assets in non-convertible debt securities rated below B by an independent rating agency such as Standard & Poor's or Moody's Investors Service. The Fund may invest up to 20% of its net assets in other securities, such as common or preferred stocks and non-convertible debt securities. The Fund currently intends to limit its investments in foreign securities to 15% or less of its total assets.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Convertible Securities

Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Liquidity

From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, in response to a specific economic event or to buy particular securities to invest available cash or when considered advantageous by the investment manager. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be volatile.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Securities (non U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, fixed rate securities with longer maturities or durations are more sensitive to interest rate changes.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	17.53%
Worst Quarter:	Q4'08	-19.73%

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2017
Average Annual Total Returns{- Franklin Convertible Securities Fund} - Franklin Investors Securities Trust - FIST1-21 - Franklin Convertible Securities Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes	11.14%	9.18%	6.83%
Class A | After Taxes on Distributions	8.64%	7.38%	5.20%
Class A | After Taxes on Distributions and Sales	7.29%	6.57%	4.76%
Class C | Return Before Taxes	16.07%	9.66%	6.66%
Class R6 | Return Before Taxes	18.32%			6.77%
Advisor Class | Return Before Taxes	18.24%	10.75%	7.73%
BofA Merrill Lynch All Alternatives U.S. Convertibles Index (index reflects no deduction for fees, expenses or taxes)	12.61%	10.27%	7.71%
[1]	Since inception March 4, 2014.

Historical performance Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.